Short-term Borrowings	6 Months Ended
Jun. 30, 2021
Short-term Borrowings
Short-term Borrowings

6. Short-term Borrowings

The Group’s short-term borrowings consisted of the following:

	As of December 31,	As of June 30,
	2020	2021
	US$	US$

Bank borrowings	10,958,022	9,752,171
Others	—	5,410,133
Short-term Borrowings	10,958,022	15,162,304

In July 2016, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw-down up to US$6.0 million by October, 2018. In June 2020, the Group renewed the bank credit facility under which the Group can borrow up to US$11.0 million collateralized by its accounts receivable by June 2021. The interest rate for this credit facility is the Loan Prime Rate (“LPR”) plus 1.30%. Cash amount of US$3.1 million has been deposited in the bank as guarantee in December 2020 as well. In 2020, the Group has aggregately drawn down the credit facility of US$28.8 million and repaid US$24.1 million, and the weighted average interest rate for borrowings drawn under such credit facility was 5.15%. In June 2021, the Group renewed the bank credit facility under which the Group can borrow up to US$10.0 million collateralized by its accounts receivable by June 2022, which contains maximum quarterly net loss and maximum monthly debt ratio as financial covenants. The interest rate for this credit facility is the LPR base interest rate plus 1.30%. During the six months ended June 30, 2021, the Group has aggregately drawn down the credit facility of US$59.7 million and repaid US$61.1 million with the weighted average interest rate of 5.15%. As of June 30, 2021, the Group has fully used this credit facility and the Group is in compliance of the financial covenants.

In July 2018, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw-down up to US$4.0 million by July 2019. In June 2020, the Group renewed the bank credit facility under which the Group can borrow up to US$4.0 million collateralized by its accounts receivable by June 2021. The interest rate for this credit facility is Libor plus 3.5%, determined on the draw-down date. In 2020, the Group has aggregately drawn down the credit facility of US$4.0 million and repaid US$7.2 million, and the weighted average interest rate for borrowings drawn under such credit facility was 4.39%. As of December 31, 2020, the Group has fully repaid the loan under this agreement and there is no transaction under this agreement during the six months ended June 30, 2021. The credit facility has been terminated in June 2021.

In March 2021, the Group entered into two short-term interest-free loan agreements with a local Hi-tech industrial park, under which the Group received a total of US$5.4 million and fully repaid the amount by the end of August 2021.